INCOME TAXES	12 Months Ended
Mar. 31, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
3.	INCOME TAXES

Income is subject to tax in the various countries in which the Group operates.

No income tax arose in the United States of America in any of the periods presented.

The Company is not taxed in the British Virgin Islands.

The Group’s operating subsidiaries, other than Nissin Metal and Plastic (Shenzhen) Company Limited (“Nissin PRC”) and Kayser Myanmar Manufacturing Company Ltd. (“Kayser Myanmar”), are all incorporated in Hong Kong and are subject to Hong Kong taxation on income derived from their activities conducted in Hong Kong. Hong Kong Profits Tax has been calculated at 16.5% of the estimated assessable profit for the years ended March 31, 2016, 2017 and 2018.

Nissin PRC, which is established and operated in China, is subject to the uniform income tax rate of 25% in China.

The Group’s manufacturing operations were conducted mainly in Long Hua, Shenzhen and Yangon of Myanmar during the years ended March 31, 2016, 2017 and 2018. However, Kayser Myanmar enjoyed a tax exemption for the year ended March 31, 2016 and the period through the end of December, 31 2017, and Kayser Myanmar has been subjected to income tax rate of 25% starting from January 1, 2018.

The components of income before income taxes are as follows:

	Year ended March 31,
	2016	2017	2018
	$	$	$

Hong Kong	1,361	513	955
China	146	248	1,060
Myanmar	—	—	57
	1,507	761	2,072

The provision for income taxes consists of the following:

	Year ended March 31,
	2016	2017	2018
	$	$	$
Hong Kong
Current tax	143	103	156

China
Current tax	100	133	356

Total	243	236	512

A reconciliation between the provision for income taxes computed by applying the Hong Kong profits tax rate to profit before income taxes, the actual provision for income taxes is as follows:

	Year ended March 31,
	2016	2017	2018
	%	%	%

Profits tax rate in Hong Kong	16.5	16.5	16.5
Non-deductible items/non-taxable income (Note)	9.7	15.2	2.1
Changes in valuation allowances	(6.8)	(5.9)	(1.4)
Overprovision of profits tax in prior year	(0.2)	(0.5)	(2.1)
Effect of different tax rate of subsidiaries operating in other jurisdictions	0.8	2.8	4.3
Others	(4.0)	2.9	5.2
Effective tax rate	16.0	31.0	24.6

Note: Amount primarily represents non-deductible administrative expenses incurred by Nissin PRC and the Company.

Deferred income tax (assets) liabilities are as follows:

	As of March 31,
	2017	2018
	$	$
Deferred tax liability:
Property, plant and equipment	33	32
Deferred tax asset:
Tax loss carryforwards	(568)	(474)
Deferred deductible expenses	—	(74)
Valuation allowance	567	548
Total net deferred tax asset	(1)	—
Net deferred tax liability	32	32

Movement of valuation allowances are as follows:

	Year ended March 31,
	2016	2017	2018
	$	$	$

At the beginning of the year	722	612	567
Changes in prior year tax losses carried forward	(8)	—	—
Current year reduction	(102)	(45)	(19)
At the end of the year	612	567	548

A valuation allowance has been provided on the deferred tax asset because the Group believes it is not more than likely that the asset will be realized. As of March 31, 2017 and 2018, a valuation allowance was provided for the deferred tax asset relating to the future benefit of net operating loss carryforward and deferred deductible expenses, as the management determined that the net operating loss carryforward and deferred deductible expenses were not more likely than not to be utilized. If events occur in the future that allow the Group to realize more of its deferred tax assets than the presently recorded amount, an adjustment to the valuation allowance will be made when those events occur.

As of March 31, 2017 and 2018, tax losses amounting to approximately $3,444 and $2,874, respectively may be carried forward indefinitely.

As of March 31, 2017 and 2018, the Group’s China subsidiary had no tax loss that would expire five years from respective financial year when the losses are incurred.

Uncertainties exist with respect to how China’s current income tax law applies to the Group’s overall operations, and more specifically, with regard to tax residency status. China’s Enterprise Income Tax (“EIT”) Law includes a provision specifying that legal entities organized outside of the China will be considered residents for China income tax purposes if their place of effective management or control is within China. The Implementation Rules to the EIT Law provides that non-resident legal entities will be considered as China residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting, properties, etc. occurs within China. The Company does not believe that its legal entities organized outside of China should be treated as residents for the EIT Law’s purposes. Substantially, the Company’s overall management and business operation are located outside China. The Company does not expect any significant adverse impact on the Company’s consolidated results of operations.

The Group has made its assessment of the level of tax authority for each tax position (including the potential application of interest and penalties) based on the technical merits, and has measured the unrecognized tax benefits associated with the tax positions. Based on the evaluation by the Group, it was concluded that there are no significant uncertain tax positions requiring recognition in the consolidated financial statements.

The Group classifies interest and/or penalties related to unrecognized tax benefits as a component of income tax provisions; however, as of March 31, 2017 and 2018, there is no interest and penalties related to uncertain tax positions, and the Group has no material unrecognized tax benefit which would favorably affect the effective income tax rate in future periods. The Group does not anticipate any significant increases or decreases to its liability for unrecognized tax benefit within the next twelve months. The fiscal years 2008 to 2018 remain subject to examination by the Hong Kong tax authority.